Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2017
Preferred stock, par value	$ 0.001			$ 0.001
Preferred stock, shares authorized	15,000,000			15,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	225,000,000	225,000,000	25,000,000	225,000,000
Common stock, shares issued	9,926,956	6,036,562	4,940,652
Common stock, shares outstanding	9,926,956	6,036,562	4,940,652
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	9,500	9,500	15,000,000
Preferred stock, shares issued	4,080	4,080	9,140
Preferred stock, shares outstanding	4,080	4,080	9,140
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	6,000	6,000	6,000
Preferred stock, shares issued	1,850	5,608	0
Preferred stock, shares outstanding	1,850	5,608	0
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,880	1,880	1,880
Preferred stock, shares issued	240	1,880	0
Preferred stock, shares outstanding	240	1,880	0